Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Operating activities
Net loss	$ (31,542,000)	$ (63,872,000)
Non-cash or non operating items
Depreciation	329,000	533,000
Gain on modification of lease	(16,000)
Interest on credit facility loans		9,000
Interest income	176,000	146,000
Loss on disposal of plant and equipment	2,000
Loss on revaluation of warrant liabilities		204,000
Share-based compensation	2,858,000	9,342,000
Unrealized exchange loss (gain)	44,000	1,851,000
Changes in working capital items
Amounts receivable and prepaid expenses	(17,000)	(550,000)
Trade and other payables	(3,483,000)	(6,132,000)
Payables to related parties	(474,000)	941,000
Net cash used in operating activities	(32,475,000)	(57,820,000)
Investing activities
Interest received on cash and cash equivalents	164,000	130,000
Net cash from investing activities	164,000	130,000
Financing activities
Proceeds from issuance of shares	872,000	57,701,000
Transaction costs in the issuance of shares	(48,000)	(4,060,000)
Proceeds from private placement of shares		24,938,000
Transaction costs for the private placement of shares		(232,000)
Proceeds from the exercise of share purchase options and warrants	11,950,000	12,441,000
Early lease termination payment	(31,000)
Payments of principal portion of lease liabilities	(200,000)	(294,000)
Repayment of credit facility loans and interest		(2,523,000)
Transaction costs on the At-the-Market Offering	(352,000)
Net cash from financing activities	12,191,000	87,971,000
Net decrease in cash and cash equivalents	(20,120,000)	30,281,000
Effect of exchange rate fluctuations on cash and cash equivalents	(49,000)	(1,859,000)
Cash and cash equivalents - beginning balance	42,460,000	14,038,000
Cash and cash equivalents - ending balance	$ 22,291,000	$ 42,460,000